Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Product sales	$ 28,537,000	$ 33,879,000	$ 38,047,000
Sublicensing revenue from a related party			5,000,000
Lease income from a related party	0	0	60,000
Total revenues	28,537,000	33,879,000	43,107,000
Costs of goods sold	(17,391,000)	(13,827,000)	(15,827,000)
Gross Profit	11,146,000	20,052,000	27,280,000
Operating income (expenses):
Research and development	(8,917,000)	(9,861,000)	(15,996,000)
General and administrative	(23,577,000)	(25,387,000)	(23,449,000)
Selling and marketing	(17,866,000)	(16,450,000)	(14,326,000)
Other operating income	2,000	6,366,000
Gain (loss) on disposal of long-lived assets	479,000		(2,058,000)
Foreign exchange gain (loss)	(192,000)	200,000	3,241,000
Impairment of intangible assets	(696,000)		(8,724,000)
Total operating expenses	(50,767,000)	(45,132,000)	(61,312,000)
Loss from operations	(39,621,000)	(25,080,000)	(34,032,000)
Non-operating income (expense):
Interest expense	871,000	15,000	62,000
Interest income	539,000	629,000	189,000
Other income	188,000	764,000	44,000
Change in fair value of investments	1,696,000	(581,000)	(8,895,000)
Gain from sale of an equity investment			5,325,000
Impairment loss of long-term investments		(2,009,000)
Loss before income tax benefit (expense) and share of net loss in an equity investee	(38,069,000)	(26,292,000)	(37,431,000)
Income tax benefit (expense)	0	81,000	(1,980,000)
Net loss before share of net loss in an equity investee	(38,069,000)	(26,211,000)	(39,411,000)
Share of net loss in an equity investee	(1,189,000)	(48,000)	(846,000)
Net loss	(39,258,000)	(26,259,000)	(40,257,000)
Less:Loss attributable to redeemable noncontrolling interest		(2,602,000)	(8,740,000)
Accretion to redeemable noncontrolling interest redemption value		3,281,000	9,497,000
Deemed dividends to Wuxi LP		22,000
Net loss attributable to CASI Pharmaceuticals, Inc.	$ (39,258,000)	$ (26,960,000)	$ (41,014,000)
Net loss per share (basic) (in $ per share)	$ (2.56)	$ (2.02)	$ (3.01)
Net loss per share (diluted) (in $ per share)	$ (2.56)	$ (2.02)	$ (3.01)
Weighted average number of ordinary shares outstanding (basic)	15,340,277	13,360,185	13,647,455
Weighted average number of ordinary stock outstanding (diluted)	15,340,277	13,360,185	13,647,455
Comprehensive loss:
Net loss	$ (39,258,000)	$ (26,259,000)	$ (40,257,000)
Foreign currency translation adjustment	(574,000)	(1,118,000)	(4,513,000)
Total comprehensive loss	(39,832,000)	(27,377,000)	(44,770,000)
Less: Comprehensive loss attributable to redeemable noncontrolling interest		(3,223,000)	(10,596,000)
Comprehensive loss attributable to ordinary shareholders	$ (39,832,000)	$ (24,154,000)	$ (34,174,000)